Loans and Allowance for Loan Losses - TDR's additional information (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2015 loan	Mar. 31, 2014 loan	Dec. 31, 2014 loan	Dec. 31, 2013 item loan
Loans and Allowance for Loan Losses
Number of loans restructured performing as agreed to modified terms	2		2	4
Number of loans modified as a troubled debt restructured loan within previous 12 months and for which there was a payment default	0	1	0	1
Period of time payment is past due for trouble debt restructuring to be default.	90 days			90 days